25 Research and Development and Energy Efficiency (Tables)	12 Months Ended
Dec. 31, 2020
Research And Development And Energy Efficiency [Abstract]
Schedule of investment in research and development and the energy efficiency program
25.1	Balances recognized for investment in Research and Development (R&D) activities and the Energy Efficiency Program (EEP)

	Amounts payable, before any related prepayments	Amounts payable to regulatory agencies	Other amounts payable	Balance as of	Balance as of
				12.31.2020	12.31.2019
Research and Development - R&D
FNDCT	-	8,085	-	8,085	4,046
MME	-	4,041	-	4,041	2,023
R&D	221,977	-	110,769	332,746	341,658
	221,977	12,126	110,769	344,872	347,727
Energy efficiency program- EEP
Procel	-	5,855	-	5,855	16,410
EEP	36,756	-	277,528	314,284	294,034
	36,756	5,855	277,528	320,139	310,444
	258,733	17,981	388,297	665,011	658,171
			Circulante	380,186	375,395
			Não circulante	284,825	282,776

Schedule of changes in research and development and the energy efficiency program
25.2	Changes in R&D and EEP balances

	FNDCT	MME	R&D	Procel	EEP	Total
Balance as of January 1, 2019	4,725	2,361	327,626	15,792	242,231	592,735
Business combination effects	20	10	1,464	-	-	1,494
Additions	32,311	16,155	32,312	9,333	37,321	127,432
Performance agreement	-	-	-	-	3,246	3,246
Interest rate (Note 33)	-	-	10,627	51	13,892	24,570
Transfers	-	-	-	(3,123)	3,123	-
Payments	(33,010)	(16,503)	-	(5,643)	990	(54,166)
Concluded projects	-	-	(30,371)	-	(6,769)	(37,140)
Balance as of December 31, 2019	4,046	2,023	341,658	16,410	294,034	658,171
Additions	37,427	18,716	37,426	10,181	40,724	144,474
Performance agreement	-	-	-	-	3,545	3,545
Interest rate (Note 33)	-	-	4,253	1,469	6,828	12,550
Transfers	-	-	-	(616)	616	-
Payments	(33,388)	(16,698)	-	(21,589)	-	(71,675)
Concluded projects	-	-	(50,591)	-	(31,463)	(82,054)
Balance as of December 31, 2020	8,085	4,041	332,746	5,855	314,284	665,011